Annual Total Returns- JPMorgan Limited Duration Bond Fund (R6 Shares) [BarChart] - R6 Shares - JPMorgan Limited Duration Bond Fund - Class R6	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.87%	6.64%	2.15%	2.37%	0.75%	1.51%	2.16%	2.16%	3.78%	2.79%